Current assets - cash and cash equivalents	6 Months Ended
Dec. 31, 2023
Current assets - cash and cash equivalents [Abstract]
Current assets - cash and cash equivalents
Note 7. Current assets - cash and cash equivalents

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Cash at bank	12,467	16,238
Short term deposit	15,522	36,471

	27,989	52,709

Cash assets in the consolidated statement of financial position comprise cash at bank and deposits with an average maturity of three months or less.